Income Tax Benefit (Tables)	12 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Income tax (expense) / benefit

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Current tax expense	$—	$—	$—
Deferred tax expense
Decrease/(increase) in deferred tax assets	(1,256)	176	(91)
(Decrease)/increase in deferred tax liabilities	1,256	(554)	(527)
	—	(378)	(618)

Income tax (expense) / benefit	$—	$378	$618

Reconciliation of income tax benefit

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Loss before income tax:	$(293,445)	$(15,595)	$(6,811)
Income tax benefit calculated at 30% (25% - 2022 & 2023)	(88,030)	(3,899)	(1,703)
Add: Commercial debt forgiveness gain	4,615	—	—
Less: Use of previously unrecognised tax now recouped to reduce current tax expense	(3,877)	—	—
Less: Use of Blackhole expenditure reserve to reduce current tax expense	(738)	—	—
Add: Non-deductible expenses	82,134	1,401	60
Add: Tax losses not recognised	5,240	1,907	781
Add: Accounting expenditure subject to R&D	655	374	432
Less: R&D tax recovery	—	(163)	(188)
Income tax benefit	$—	$(378)	$(618)

Current and deferred tax liabilities/assets

	Year Ended June 30,
	2024	2023

	(In thousands of US Dollars)
Current tax assets
R&D tax incentive receivable	$—	$638
	—	638
Deferred tax assets	1,675	419
Deferred tax liabilities	(1,675)	(419)
Net deferred tax (liability)/asset	$—	$—

Deferred tax balance movement

	As of July 1, 2023	(Charged)/ credited to profit or loss*	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2024

	(In thousands of US Dollars)
Derivative financial instruments	$—	$169	$—	$—	$169
Contract liabilities	1	(1)	—	—	—
Lease liabilities	13	117	—	—	130
Share of loss of equity-accounted investee	15	(15)	—	—	—
Unused tax losses carryforwards	390	(390)	—	—	—
Provisions and accruals	—	400	—	2	402
Patent expenditure	—	88	—	1	89
Blackhole expenditure	—	884	—	—	884
Deferred tax assets	$419	$1,253	$—	$3	$1,675
__________________
*This includes impact of the change in tax rate during the year.

	As of July 1, 2023	(Charged)/ credited to profit or loss*	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2024

	(In thousands of US Dollars)
Borrowings and other financial liabilities	$(390)	$(1,137)	$—	$(16)	$(1,543)
Property, plant and equipment	(8)	3	—	1	(5)
Unrealised foreign exchange gain	—	(13)	—	—	(13)
Right of use asset	(10)	(103)	—	(1)	(114)
Prepaid expenses	(11)	11	—	—	—
	$(419)	$(1,239)	$—	$(16)	$(1,675)
__________________
*This includes impact of the change in tax rate during the year.

	As of July 1, 2022	(Charged)/ credited to profit or loss	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2023

	(In thousands of US Dollars)
Derivative financial instruments	$8	$(8)	$—	$—	$—
Deferred income	26	(24)	—	(1)	1
Lease liabilities	23	(9)	—	(1)	13
Share of loss of equity-accounted investee	2	13	—	—	15
Unused tax losses carryforwards	466	(58)	—	(18)	390
Provisions and accruals	93	(90)	—	(3)	—
Deferred tax assets	$618	$(176)	$—	$(23)	$419

	As of July 1, 2022	(Charged)/ credited to profit or loss	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2023

	(In thousands of US Dollars)
Borrowings – convertible notes	$(585)	$551	$(378)	$22	$(390)
Property, plant and equipment	(5)	(3)	—	—	(8)
Right of use asset	(20)	10	—	—	(10)
Prepaid expenses	(8)	(4)	—	1	(11)
Deferred tax liabilities	$(618)	$554	$(378)	$23	$(419)